Schedule of Cash Flow, Supplemental Disclosures (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Statement Of Cash Flows Information Schedule Of Cash Flow, Supplemental Disclosures 1	$ 3
Statement Of Cash Flows Information Schedule Of Cash Flow, Supplemental Disclosures 2	$ 3